Equity Incentive Plans	12 Months Ended
Dec. 31, 2017
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Equity Incentive Plans

12. Equity Incentive Plans

Share-based Compensation

The Company’s Board of Directors adopted, and its stockholders approved, an equity incentive plan in 2010 (as amended, the “2010 Plan”). The Board of Directors and stockholders amended the 2010 Plan in August 2017 to increase the number of shares of common stock reserved for issuance thereunder to 6,188,466. The 2010 Plan allowed for the grant of incentive stock options and non-qualified stock options to purchase common stock for employees, directors and consultants under terms and conditions established by the Board of Directors. Incentive stock options and nonqualified stock options were granted at exercise prices that were no less than 100% of the estimated fair value per share of the common stock on the date of grant. If an individual owns capital stock representing more than 10% of the voting shares, the price of each share was at least 110% of the fair value on the date of grant. The Board of Directors determined the fair value of common stock with the assistance of a third-party specialist. Options expire 10 years from the issuance date. Following the adoption of the 2017 Stock Incentive Plan, the Company no longer grants stock options or other awards under the 2010 Plan.

In October 2017, the Company’s Board of Directors adopted, and its stockholders approved, the 2017 Stock Incentive Plan (the “2017 Plan”), which became effective on November 8, 2017. The 2017 Plan provides for the grant of incentive stock options, non-statutory stock options, stock appreciation rights, awards of restricted stock, restricted stock units and other stock-based awards. The number of shares of common stock reserved for issuance under the 2017 plan is the sum of (i) 1,359,587 shares of common stock, plus (ii) an additional number of shares of common stock equal to the sum of (a) the number of shares of common stock reserved for issuance under the 2010 equity incentive plan that remained available for future issuance immediately prior to the effectiveness of the 2017 Plan, which was 299,568 shares, and (b) the number of shares of common stock subject to outstanding awards under the 2010 equity incentive plan upon effectiveness of the 2017 plan that expire, terminate or are otherwise surrendered, cancelled, forfeited or repurchased by us at their original issuance price pursuant to a contractual repurchase right plus (iii) an annual increase, to be added the first day of each fiscal year, beginning with the fiscal year ending December 31, 2018 and continuing until, and including, the fiscal year ending December 31, 2027, equal to the lowest of 4,219,409 shares of common stock, 4.0% of the number of shares of common stock outstanding on the first day of the fiscal year and an amount determined by the board of directors.

Stock Options—Options granted generally vest over 48 months. Options granted to employees on or after December 5, 2013 generally vest in installments of (i) 25% at the one year anniversary and (ii) in either 36 equal monthly or 12 equal quarterly installments beginning in the thirteenth month after the initial vesting commencement date (as defined) subject to the employee’s continuous service with the Company. Options granted before December 5, 2013 vest over four years in equal annual installments of 25% at each anniversary of the grant date.

The Company’s options granted prior to February 2016 become fully vested upon the occurrence of a change in control, as defined in the 2010 Plan. Options granted to executives after February 2016 become vested and exercisable with respect to 50% of the then unvested options if such executive is terminated without cause or resigns for good reason within 12 months following a change of control. Options granted to Dr. Francois, Dr. Deschatelets and Mr. Sullivan will become fully vested upon the occurrence of a change in control. The balance of the Company’s options do not receive additional vesting upon a change of control.

Effective January 22, 2016, the Board of Directors approved a modification in the exercise price of stock options to purchase 93,762 shares of common stock that were granted under the 2010 Plan to reduce the exercise price per share to $3.76 per share, which was the estimated fair market value of the common stock on the effective date of the repricing. Other stock options granted under the 2010 Plan were excluded from this repricing and will maintain their original exercise prices. The stock options that were repriced had been granted with an exercise price greater than the estimated fair market value in July and September 2015 (i.e., exercise prices ranging from $6.81 to $6.89 per share). Because the exercise prices of these stock options exceeded the estimated fair market value of the Company’s common stock on the modification date, the Board of Directors determined that the retentive value of these awards had substantially diminished from the time they had been granted. The Board of Directors determined that this repricing was in the best interests of the Company and its stockholders to provide a continued incentive for highly qualified employees and consultants with substantial experience in the Company’s business to remain employed during a critical period for the Company.

The following table summarizes the Company’s stock option activity:

		Weighted -	Weighted -	Weighted -
		Average	Average	Average
		Exercise	Grant Date	Contractual	Aggregate
		Price	Fair Value	Life	Intrinsic
	Shares	Per Share	Per Share	(in years)	Value
Outstanding, January 1, 2015	2,343,090	$2.50	$1.56	7.52	$578,128
Granted	210,970	4.82	3.26	9.50	65,000
Exercised	(732)	2.35	1.43	—	1,031
Forfeited	(79,113)	2.13	1.54	—	128,250
Outstanding, December 31, 2015	2,474,215	2.71	1.71	7.01	2,870,775
Granted	1,380,463	3.26	1.98	9.37	—
Forfeited	(23,441)	2.43	1.13	9.83	—
Outstanding, December 31, 2016	3,831,237	2.84	1.75	7.20	243,000
Granted	2,940,444	6.94	3.61	9.67	41,878,351
Exercised	(46,881)	3.51	2.25	—	852,818
Forfeited	(369,219)	2.56	1.22	—	7,066,915
Outstanding, December 31, 2017	6,355,581	4.78	2.66	7.64	107,534,863
Options exercisable, December 31, 2015	1,519,866	2.43	1.58	6.10	2,058,419
Expected to vest, December 31, 2015	954,349	3.16	1.90	8.46	812,365
Options exercisable, December 31, 2016	2,048,318	2.56	1.64	5.76	243,000
Expected to vest, December 31, 2016	1,782,919	3.16	1.90	8.85	—
Options exercisable, December 31, 2017	3,156,433	3.67	2.12	5.90	56,918,296
Expected to vest, December 31, 2017	3,199,149	5.88	3.19	9.35	50,616,567

The aggregate intrinsic values of options outstanding, exercisable, vested and expected to vest were calculated as the difference between the exercise price of the options and the estimated fair value of the common stock as of December 31, 2017. Estimated fair values of the common stock at the time of the grants between May 12, 2010 and December 31, 2017 were between $1.71 and $14.00.

Total share-based compensation expense recognized was as follows:

	Year Ended December 31,
	2015	2016	2017
Research and development	$171,388	$377,776	$2,678,956
General and administrative	374,313	701,212	2,739,754
Total share-based compensation expense	$545,701	$1,078,988	$5,418,710

At December 31, 2015, 2016 and 2017, unrecognized compensation expense related to unvested options, net of estimated forfeitures, was $1,673,110, $2,910,870 and $10,415,787, respectively, which the Company expects to recognize over an estimated weighted-average period of 2.36, 2.85, and 3.14 years, respectively. As of December 31, 2017, the future amortization of unearned share-based compensation costs will be $4,693,212 in 2018, $2,548,514 in 2019, $1,949,248 in 2020 and $1,224,813 in 2021.

The assumptions used in the Monte Carlo and Black-Scholes models to estimate the grant date fair value are as follows:

	Year Ended December 31,
	2015	2016	2017
Risk-free interest rate	1.61 - 1.87%	1.21 - 1.60%	1.21 - 2.30%
Dividend yield	0%	0%	0%
Volatility	78.1 - 93.5%	52.0 - 78.1%	51.6 - 55.8%
Expected terms (years)	5.4 - 6.2	5.2 - 5.7	5.3 - 7.0

2017 Employee Stock Purchase Plan

In October 2017, the Company’s board of directors adopted and the Company’s stockholders approved the 2017 Employee Stock Purchase Plan (“ESPP”), which became effective upon the IPO and provides participating employees with the opportunity to purchase up to an aggregate of 468,823 shares of our common stock. The number of shares of our common stock reserved for issuance under the 2017 ESPP will automatically increase on the first day of each fiscal year, beginning with the fiscal year ending December 31, 2018 and continuing until, and including, the fiscal year ending December 31, 2027, equal to the lowest of (i) 937,646 shares of our common stock, (ii) 1.0% of the number of shares of our common stock outstanding on the first day of the fiscal year and (iii) an amount determined by our board of directors. The board of directors has not initiated any offerings under the ESPP.